CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total Revenues	$ 261,450	$ 252,845	$ 273,986
Costs and Expenses:
Cost of revenues	25,520	23,757	24,659
Customer acquisition costs and media buy	135,891	128,351	130,885
Research and development	22,585	18,884	17,189
Selling and marketing	34,736	38,918	52,742
General and administrative	14,999	16,450	21,911
Depreciation and amortization	9,711	9,719	16,591
Impairment, loss of goodwill and intangibles			85,667
Restructuring charges		2,075
Total Costs and Expenses	243,442	238,154	349,644
Income (Loss) from Operations	18,008	14,691	(75,658)
Financial expenses, net	3,470	3,794	5,922
Income (Loss) before Taxes on Income	14,538	10,897	(81,580)
Taxes on income (benefit)	1,645	2,776	(8,826)
Net Income (Loss)	$ 12,893	$ 8,121	$ (72,754)
Net Earnings (Loss) per Share - Basic	$ 0.50	$ 0.31	$ (2.81)
Net Earnings (Loss) per Share - Diluted	$ 0.49	$ 0.31	$ (2.81)
Weighted average number of shares - Basic	25,965,357	25,850,067	25,849,724
Weighted average number of shares - Diluted	26,357,585	25,855,225	25,849,724
Search and other [Member]
Revenues:
Total Revenues	$ 173,587	$ 126,868	$ 139,505
Advertising [Member]
Revenues:
Total Revenues	$ 87,863	$ 125,977	$ 134,481